INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost of sales	$ 6,409,827	$ 5,162,851
Reserve inventory write down	259,091	627,106
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 5,454,204	$ 4,529,655